Share-based compensation - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Mar. 22, 2021 shares	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 USD ($)	Mar. 29, 2021 shares	Dec. 31, 2020 shares	Nov. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $		$ 18,267	$ 7,391	$ 32,218	$ 11,181
Share-based compensation expense | $		$ 18,267	7,391	$ 32,218	11,181
Contractual term				10 years
Number of share options outstanding in share-based payment arrangement (in shares)		6,275,656		6,275,656			4,276,973
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Contractual term				10 years
Number of instruments granted in share-based payment arrangement	1,592,651
Weighted-average grant-date fair value (in dollars per share) | $ / shares		$ 20.53
Awards vested and exercisable (in shares)		1,175,927		1,175,927
Weighted average strike price, vested and exercisable (in dollars per share) | $ / shares				$ 20.48
Weighted average remaining life, vested and exercisable				8 years 8 months 19 days
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Shares vested (in shares)				0
Number of instruments granted in share-based payment arrangement	377,255
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in USD per share) | $ / shares				$ 19.00
Vesting period				4 years
Share-Based Payment Arrangement, Shares Transferred To Participants				356,144
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $			$ 6,130		$ 8,746
Strike price (in USD per share) | $ / shares				$ 19.00
Vesting period				3 years
Number of shares reserved for issue under options and contracts for sale of shares		6,996,626		6,996,626		6,000,000		13,820,000
Share-based compensation expense | $				$ 67,716
Share-Based Payment Arrangement, Shares Issued, Tax Withheld | $				5,343
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $				$ 2,952